Consolidated Statements of Financial Position - USD ($)	Mar. 31, 2025	Mar. 31, 2024
ASSETS
Right-of-use assets	$ 225,672	$ 357,202
Rental deposit	45,463	35,431
Plant and equipment
Total non-current assets	271,135	392,633
Trade receivables, net	1,394,545	182,334
Contract assets	750	69,354
Other receivables, deposit and prepayment	1,066,191	253,476
Restricted bank balance	399,400
Cash and cash equivalents	3,111,141	76,620
Total current assets	5,972,027	581,784
LIABILITIES
Trade payables	(200,660)	(788,798)
Other payables and accruals	(706,874)	(596,870)
Tax payables		(8,917)
Deferred revenues	(505,424)	(322,826)
Due to a related company	(34,579)	(34,579)
Due to immediate holding company		(5,345,929)
Loans from immediate holding company		(1,930,993)
Loan from a related company		(1,140,931)
Lease liabilities, current	(126,808)	(122,076)
Convertible loan notes, current		(3,975,534)
Total current liabilities	(1,574,345)	(14,267,453)
Lease liabilities, net of current portion	(110,867)	(243,280)
Preferred shares		(9,359,000)
Convertible loan notes, net of current portion		(114,808)
Total non-current liabilities	(110,867)	(9,717,088)
Net current assets (liabilities)	4,397,682	(13,685,669)
Net assets (liabilities)	4,557,950	(23,010,124)
EQUITY (DEFICIT)
Share Capital	1,150	477
Share Premium	25,689,436
Capital reserve	5,126,150	3,752,192
Warrant reserve	79,263,200
Exchange reserve	(1,651)	(1,681)
Share option reserve	1,076,345	2,409,689
Accumulated losses	(106,596,680)	(29,170,801)
Total equity (deficit)	$ 4,557,950	$ (23,010,124)